STATEMENT OF CHANGES TO SHAREHOLDERS EQUITY - USD ($)	Total	Capital Stock [Member]	Accumulated Profit/Losses [Member]	Cumulative Translation Adjustment [Member]
Balance, amount at Dec. 31, 2023	$ (4,737,033)	$ 1,012,492	$ (5,434,153)	$ (315,372)
Net Loss for the year	(1,627,821)	0	(1,627,821)	0
Currency Translation Adjustments	1,491,647	0	0	1,491,647
(8154348) at Dec. 31, 2024	(4,873,206)	1,012,492	(7,061,973)	1,176,275
Net Loss for the year	(1,092,374)	0	(1,092,374)	0
Currency Translation Adjustments	(827,487)	0		(827,487)
(8154348) at Dec. 31, 2025	$ (6,793,068)	$ 1,012,492	$ (8,154,348)	$ 348,788